Employee Benefit Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Employee Benefit Liabilities [abstract]
Composition of defined benefit plans:
	December 31,
	2016	2017
Defined benefit obligation	76,370	87,316
Fair value of plan assets	(70,196)	(78,284)
Net defined benefit liability	6,174	9,032